Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ 2,866
Additions other than through business combinations, property, plant and equipment		€ 532
Assets available for use	0	1
Depreciation, property, plant and equipment		293
Impairment loss recognised in profit or loss, property, plant and equipment		2
Reclassifications	(3)	(1)
Increase (decrease) through net exchange differences, property, plant and equipment		(23)
Increase (decrease) in property, plant and equipment		268
Property, plant and equipment at end of period	2,682	2,866
IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	365
Property, plant and equipment at end of period		365
Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,645	1,519
Additions other than through business combinations, property, plant and equipment	571	505
Assets available for use	(2)	(9)
Acquisitions through business combinations, property, plant and equipment		28
Depreciation, property, plant and equipment	394	310
Impairment loss recognised in profit or loss, property, plant and equipment	32	40
Reclassifications	(11)	(79)
Increase (decrease) through net exchange differences, property, plant and equipment	(114)	31
Increase (decrease) in property, plant and equipment	17	126
Property, plant and equipment at end of period	1,663	1,645
Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,645
Property, plant and equipment at end of period		1,645
Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,221	953
Additions other than through business combinations, property, plant and equipment	231
Assets available for use	2	7
Depreciation, property, plant and equipment	289
Impairment loss recognised in profit or loss, property, plant and equipment	10
Reclassifications	(91)	48
Increase (decrease) through net exchange differences, property, plant and equipment	(44)
Increase (decrease) in property, plant and equipment	(201)
Property, plant and equipment at end of period	1,020	1,221
Land and buildings [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	481
Property, plant and equipment at end of period		481
Land and buildings [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	481
Property, plant and equipment at end of period		481
Land and buildings [member] | Owned [member]
Property, plant and equipment [Line Items]
Additions other than through business combinations, property, plant and equipment	28	5
Assets available for use	117	51
Depreciation, property, plant and equipment	47	30
Impairment loss recognised in profit or loss, property, plant and equipment	3	17
Reclassifications	0	(74)
Increase (decrease) through net exchange differences, property, plant and equipment	(39)	4
Increase (decrease) in property, plant and equipment	56	(61)
Property, plant and equipment at end of period	537
Land and buildings [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		541
Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,029	769
Additions other than through business combinations, property, plant and equipment	80	373
Assets available for use	2	6
Depreciation, property, plant and equipment	161	157
Impairment loss recognised in profit or loss, property, plant and equipment	5	1
Reclassifications	(64)	47
Increase (decrease) through net exchange differences, property, plant and equipment	(43)	(9)
Increase (decrease) in property, plant and equipment	(192)	260
Property, plant and equipment at end of period	837	1,029
Machinery [member]
Property, plant and equipment [Line Items]
Increase (decrease) in property, plant and equipment	(1)
Machinery [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	476
Additions other than through business combinations, property, plant and equipment	60	34
Assets available for use	162	108
Acquisitions through business combinations, property, plant and equipment		0
Depreciation, property, plant and equipment	167	123
Impairment loss recognised in profit or loss, property, plant and equipment	13	14
Reclassifications	(7)	25
Increase (decrease) through net exchange differences, property, plant and equipment	(33)	9
Increase (decrease) in property, plant and equipment	2	40
Property, plant and equipment at end of period	478	476
Machinery [member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	476	436
Property, plant and equipment at end of period		476
Machinery [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	63	68
Additions other than through business combinations, property, plant and equipment	53	96
Depreciation, property, plant and equipment	55	80
Impairment loss recognised in profit or loss, property, plant and equipment	4	1
Reclassifications	(7)	(21)
Increase (decrease) through net exchange differences, property, plant and equipment	5
Increase (decrease) in property, plant and equipment	(8)	(5)
Property, plant and equipment at end of period	55	63
Other equipment [Member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	365
Additions other than through business combinations, property, plant and equipment	84	40
Assets available for use	160	138
Acquisitions through business combinations, property, plant and equipment		27
Depreciation, property, plant and equipment	180	157
Impairment loss recognised in profit or loss, property, plant and equipment	16	9
Reclassifications	(1)	(30)
Increase (decrease) through net exchange differences, property, plant and equipment	(25)	18
Increase (decrease) in property, plant and equipment	22	26
Property, plant and equipment at end of period	387	365
Other equipment [Member] | Owned [member] | IFRS 16 [Member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		338
Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	127	116
Additions other than through business combinations, property, plant and equipment	97	59
Assets available for use	3	4
Depreciation, property, plant and equipment	73	57
Impairment loss recognised in profit or loss, property, plant and equipment	0	1
Reclassifications	(21)	20
Increase (decrease) through net exchange differences, property, plant and equipment	(6)	(14)
Increase (decrease) in property, plant and equipment		11
Property, plant and equipment at end of period	126	127
Construction in progress [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	323	203
Additions other than through business combinations, property, plant and equipment	399	425
Assets available for use	(441)	(306)
Acquisitions through business combinations, property, plant and equipment		1
Depreciation, property, plant and equipment	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Reclassifications	(3)	1
Increase (decrease) through net exchange differences, property, plant and equipment	(17)	0
Increase (decrease) in property, plant and equipment	(62)	120
Property, plant and equipment at end of period	261	323
Construction in progress [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1
Additions other than through business combinations, property, plant and equipment	2	3
Assets available for use	(2)	(3)
Depreciation, property, plant and equipment	0
Impairment loss recognised in profit or loss, property, plant and equipment		0
Reclassifications		1
Increase (decrease) through net exchange differences, property, plant and equipment	0	0
Increase (decrease) in property, plant and equipment	0	1
Property, plant and equipment at end of period	1	1
Gross carrying amount [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,840
Property, plant and equipment at end of period		1,840
Gross carrying amount [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	4,279	4,190
Property, plant and equipment at end of period	4,415	4,279
Gross carrying amount [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,839	1,158
Property, plant and equipment at end of period	1,560	1,839
Gross carrying amount [member] | Land and buildings [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	876
Property, plant and equipment at end of period		876
Gross carrying amount [member] | Land and buildings [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	876	1,069
Property, plant and equipment at end of period	1,076	876
Gross carrying amount [member] | Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,355	813
Property, plant and equipment at end of period	1,147	1,355
Gross carrying amount [member] | Machinery [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,531	1,476
Property, plant and equipment at end of period	1,506	1,531
Gross carrying amount [member] | Machinery [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	251	192
Property, plant and equipment at end of period	199	251
Gross carrying amount [member] | Other equipment [Member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,548	1,442
Property, plant and equipment at end of period	1,572	1,548
Gross carrying amount [member] | Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	233	152
Property, plant and equipment at end of period	213	233
Gross carrying amount [member] | Construction in progress [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	323	203
Property, plant and equipment at end of period	261	323
Gross carrying amount [member] | Construction in progress [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1
Property, plant and equipment at end of period	1	1
Accumulated depreciation, amortisation and impairment [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,634)
Property, plant and equipment at end of period	(2,752)	(2,634)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(618)
Property, plant and equipment at end of period	(540)	(618)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(395)
Property, plant and equipment at end of period	(539)	(395)
Accumulated depreciation, amortisation and impairment [member] | Land and buildings [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(326)	(44)
Property, plant and equipment at end of period	(310)	(326)
Accumulated depreciation, amortisation and impairment [member] | Machinery [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,055)	(1,040)
Property, plant and equipment at end of period	(1,028)	(1,055)
Accumulated depreciation, amortisation and impairment [member] | Machinery [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(188)	(124)
Property, plant and equipment at end of period	(144)	(188)
Accumulated depreciation, amortisation and impairment [member] | Other equipment [Member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,184)	(1,104)
Property, plant and equipment at end of period	(1,185)	(1,184)
Accumulated depreciation, amortisation and impairment [member] | Other equipment [Member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(105)
Property, plant and equipment at end of period	(86)	(105)
Accumulated depreciation, amortisation and impairment [member] | Office equipment [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(105)	(36)
Property, plant and equipment at end of period		(105)
Accumulated depreciation and amortisation [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(619)
Property, plant and equipment at end of period		(619)
Accumulated depreciation and amortisation [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(2,634)	(2,671)
Property, plant and equipment at end of period		(2,634)
Accumulated depreciation and amortisation [member] | Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		(205)
Accumulated depreciation and amortisation [member] | Land and buildings [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	€ (395)
Property, plant and equipment at end of period		(395)
Accumulated depreciation and amortisation [member] | Land and buildings [member] | Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period		€ (528)